Unaudited Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2024	0	10,000
Balance at Dec. 31, 2024	$ 0	$ 0	$ 0	$ 0	$ 6	$ 6
Balance (in shares) at Dec. 31, 2024			0
-Capitalization at Spin-Off including issuance of common stock (Note 1) (in shares)	0	24,230,982	0
-Capitalization at Spin-Off including issuance of common stock (Note 1)	$ 0	$ 2	$ 0	701,190	0	701,192
Net income / (loss):	0	0	0	0	(26,515)	(26,515)
Other comprehensive income/ (loss)	$ 0	$ 0	0	0	0	0
Balance (in shares) at Jun. 30, 2025	0	24,240,982
Balance at Jun. 30, 2025	$ 0	$ 2	$ 0	701,190	(26,509)	674,683
Balance (in shares) at Jun. 30, 2025			0
Balance (in shares) at Dec. 31, 2025	235	24,362,000
Balance at Dec. 31, 2025	$ 0	$ 2	$ 0	702,992	(37,346)	665,648
Balance (in shares) at Dec. 31, 2025			(181,528)
Net income / (loss):	0	0	$ 0	0	15,103	15,103
Other comprehensive income/ (loss)	$ 0	$ 0	$ 0	0	0	0
- Issuance of common stock (Notes 1, 3 and 11) (in shares)	0	121,018	0
- Issuance of common stock (Notes 1, 3 and 11)	$ 0	$ 0	$ 0	1,999	0	1,999
Balance (in shares) at Jun. 30, 2026	235	24,483,018
Balance at Jun. 30, 2026	$ 0	$ 2	$ 0	$ 704,991	$ (22,243)	$ 682,750
Balance (in shares) at Jun. 30, 2026			(181,528)